Deferred Taxation - Reconciliation of changes in deferred tax liability asset (Detail) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liability/(asset)			$ (607)
Adjustment on currency translation		$ (172)	53
Charged to the income statement		516	695
Charged to statement of comprehensive income		325	153	$ (33)
Disposals		(263)
Other movements		(32)	(61)
Deferred tax liability/(asset)	$ 162	536		$ (607)
– deferred tax liabilities		3,673	3,628
– deferred tax assets		(3,137)	(3,395)
Previously Stated [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax liability/(asset)	233	$ 233
Deferred tax liability/(asset)			$ 233
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Adjustment to opening balance on transition to IFRS 15	$ (71)